Subsequent Events (Details) $ / shares in Units, ₨ in Millions, $ in Millions							6 Months Ended
	Jul. 17, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 17, 2026 USD ($)	Jun. 17, 2026 INR (₨)	Jan. 31, 2026 USD ($)	Sep. 18, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jul. 15, 2026 USD ($)	Dec. 10, 2025 USD ($)
Subsequent Events [Line Items]
Payment award issued					$ 14.7
Conversion amount							$ 9.7
Lease payments			$ 0.8	₨ 3.0
Convertible Note [Member]
Subsequent Events [Line Items]
Original principal amount		$ 12.0					$ 12.0		$ 80.0
Shares converted (in Shares) | shares							4,786,414
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares							6,168,705
Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares						1,745
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount proceeds	$ 11.5
Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Events [Line Items]
Original principal amount								$ 37.5
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Original principal amount	$ 12.5
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 5.81
Conversion of Convertible Note [Member]
Subsequent Events [Line Items]
Conversion amount		$ 3.2
Conversion of Convertible Note [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares converted (in Shares) | shares		1,315,790
Office Lease Agreement [Member]
Subsequent Events [Line Items]
Lease payments			0.8
Right-of-use asset			$ 0.8
Minimum [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 1.1					$ 1.1
Minimum [Member] | Conversion of Convertible Note [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares		2.45					2.45
Maximum [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares		5					5
Maximum [Member] | Conversion of Convertible Note [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares		$ 3.01					$ 3.01